(15) Related-party Transactions	9 Months Ended
Jun. 30, 2013
Notes
(15) Related-party Transactions

(15)         RELATED-PARTY TRANSACTIONS

The Company entered into certain transactions with related parties during the nine months ended June 30, 2013. These transactions consist mainly of financing transactions and consulting arrangements.  Transactions with related parties are reviewed and approved by the independent members of the Board of Directors.

Royalty Agreement, Loan and Security Agreement and Revolving Loan

On August 4, 2011, with an effective date of July 1, 2011, the Company entered into an agreement (the “Royalty Agreement”) with Borinquen (see Note 12) to purchase ISS in consideration of 310,000 shares of our common stock, valued at the market price on the date of the Royalty Agreement at $16.40 per share, or $5,084,000, and the grant to Borinquen of the royalty in the amount of 20 percent of the Company’s net revenues from the sale or lease of monitoring devices and monitoring services within a territory comprised of South and Central America, the Caribbean, Spain and Portugal, for a term of 20 years (see Note 12). The royalty payments were due quarterly through June 30, 2031.  In the event the Company failed to make the royalty payments, in cash or in shares of common stock, at its discretion, the royalty rate would increase to 50 percent in certain portions of the territory, and 30 percent in others.

On September 5, 2012, the Company entered into an agreement to redeem the royalty with Borinquen.  On December 3, 2012, the Company entered into the Loan and Security Agreement (the “Loan”) with Sapinda Asia whereby Sapinda Asia agreed to loan to the Company $16,640,000 at a rate of 8 percent interest per annum.  As a condition to the Loan, the Company appointed to the Board of Directors, Guy Dubois, a representative of Tetra House Pte.

The Loan contains the following covenants:

1)

SecureAlert shall provide to the director representing Tetra House Pte. a monthly cash flow report for each month throughout the term of this Loan showing the anticipated use of all loan proceeds and other cash outlays. After the conversion of the outstanding principal, accrued and unpaid interest and fees under the Loan into shares of SecureAlert’s Common Stock, Sapinda Asia shall have a right to require that all of the SecureAlert’s excess cash flow available after the payment of normal operating expenses and scheduled capital expenditures be applied to prepay the Loan without penalty.

2)	SecureAlert shall provide to the director representing Tetra House Pte. a rolling twelve (12) months profit and loss and cash flow projections.
3)

Each schedule and/or report required herein shall be updated monthly by SecureAlert and delivered to the director representing Tetra House Pte. no later than the twenty-fifth (25th) calendar day of each month.

4)

SecureAlert covenants and agrees that it shall not enter into any convertible loan agreement, debenture or other agreement providing for the issuance of new shares of SecureAlert's Common Stock at a price lower than the conversion price without the consent of Sapinda Asia.

Upon the occurrence of any one or more broken covenant outlined above or any other event of default, Sapinda Asia shall provide written notice of such event of default to SecureAlert who shall have thirty (30) days to cure such event(s) of default.

Sapinda Asia failed to timely fund under the terms of the Loan. Sapinda Asia incurred penalties of $5,000 per day, payable to the Company, until the Loan was fully funded.  As of March 31, 2013, the Company recorded a receivable of $245,000 from Sapinda Asia for the incurred penalties pursuant to the Loan.  Subsequent to June 30, 2013, the Company entered into an acknowledgement and agreement with Sapinda Asia whereby the Company agreed to waive the penalties and any other “out of pocket” expenses owed by Sapinda Asia under the Loan and Sapinda Asia acknowledges that it is not owed an origination fee. Both Parties have also agreed to accelerate the conversion of the loan to reduce the accumulation of interest debt under the Loan. Sapinda Asia commits and is bound to convert all principal and accrued interest under the Loan into common stock of the Company no later than 15 calendar days following the effective date of a registration statement with the Securities and Exchange Commission to register such shares, which the Company has agreed to file in a timely manner.

On February 1, 2013, the Company, Sapinda Asia and Borinquen entered into a Settlement and Royalty and Share Buy Back to complete the repurchase of the royalty ($11,616,982) and to pay accrued royalty expenses ($1,383,018) for a total payment of $13,000,000.  The Company borrowed a total of $16,700,000 from Sapinda Asia. Of the $16,700,000, the Company used $13,000,000 toward the redemption of the royalty and to pay off accrued royalty fees and $3,700,000 for operating capital.  The Loan is due on August 14, 2014.  As a condition to the Loan, Sapinda Asia required the Company to name a nominee from Tetra House Pte. Ltd. (Guy Dubois) to its Board of Directors and to conduct an exchange offer to retire the Series D Preferred Stock.  As of March 1, 2013, both of these conditions were met.  Sapinda Asia has the right to convert the Loan principal and accrued interest into common stock at a rate of $4.50 per share, beginning March 1, 2013.  The Loan is secured by all of the intellectual property and other assets of the Company.

The Company capitalized the total cost of the royalty purchase commitment of $11,616,984, as a non-current asset and will amortize the asset over the remaining term of the royalty agreement, subject to periodic analysis for impairment based on future expected revenues.  The Company will annually calculate the amortization based on the effective royalty rate and on the revenues in the geographic territory subject to the royalty. The Company’s analysis will be based on such factors as historical revenue and expected revenue growth in the territory.  The Company recorded $515,676 of amortization expense during the nine months ended June 30, 2013, resulting in a net intangible asset of $11,101,308.

On February 1, 2013, SecureAlert entered into a revolving loan agreement with Sapinda Asia wherein the Company may borrow up to $1,200,000 at an interest rate of 3 percent per annum for unused funds and 10 percent per annum for borrowed funds. As of June 30, 2013, no advances have been made under this loan. The loan terminates on June 30, 2014.  As of June 30, 2013, the Company has accrued $14,795 in interest liability on this loan.

Related-Party Service Agreement

Subsequent to June 30, 2013, the Company entered into an agreement with Paranet, LLC to provide the following primary services:  1)  procurement of hardware and software necessary to ensure that the Company’s vital databases are available in the event of a disaster (backup and disaster recovery system) and 2) ensure the security of all data and the integrity of such data of the Company against all loss of data, misappropriation of data by Paranet, its employees and affiliates and shall guarantee the Company that no unauthorized person or entity shall gain access to such data, wherever such data is located.

The Company agreed to pay Paranet $4,500 per month for this service which can be terminated by either party for any reason upon ninety (90) days written notice by either party. The agreement is considered a related-party service agreement because a Company director and member of the Company’s executive committee is also the Chief Executive Officer of Paranet, LLC.

Related-Party Notes Payable

	June 30,	September 30,
	2013	2012

Note payable in connection with the redemption of a royalty agreement for $10,768,555. The note required installment payments and was paid off by the proceeds of the Loan as discussed under Note 15.	$-	$10,050,027

Note payable in connection with the purchase of the remaining ownership of Court Programs, Inc., interest at 12% per annum, with monthly payments of $10,000. This note was assumed through the sale of Court Programs, Inc.	-	46,693

The Company received $500,000 from Mr. Derrick, a shareholder and former officer. This was converted into 111,112 shares of common stock.	-	500,000

Convertible debenture with an interest rate of 8% per annum. The debenture matured December 17, 2012 and was secured by the domestic patents of the Company. The debenture and accrued interest was converted into 117,784 shares of common stock.	-	500,000

Convertible debenture with an interest rate of 8% per annum. The debenture matured December 17, 2012 and was secured by the domestic patents of the Company. The debenture and accrued interest was converted into 472,548 shares of common stock.	-	2,000,000

The Company received $16,700,000 through the issuance of a convertible debenture with an interest rate of 8% per annum. The debenture matures on June 17, 2014. This debenture may convert into shares of common stock at a rate of $4.50 per share. A debt discount of $14,566,667 and $633,333, respectively, was recorded to reflect a beneficial conversion feature. As of June 30, 2013, the remaining debt discount was $10,765,986.	5,934,012	1,288,693

Total related-party debt obligations	5,934,012	14,385,413
Less current portion	-	(12,654,701)
Long-term debt, net of current portion	$5,934,012	$1,730,712